                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-02151
                  ---------------------------------------------

                                BANCROFT FUND LTD.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                                Steven King, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2007

Item 1. Proxy Voting Record

Issuer: LSB Industries, Inc.
Ticker symbol: LXU
CUSIP: 502160104
Meeting date: 06/14/2007

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Charles A. Burtch         Management    YES      FOR     FOR

1-02. Election of Director: Jack E. Golsen            Management    YES      FOR     FOR

1-03. Election of Director: Horace G. Rhodes          Management    YES      FOR     FOR

2.    Ratification of the appointment of              Management    YES      FOR     FOR
      independent auditors for 2007

3.    Approval of the non-qualified stock options     Management    YES      FOR     FOR
      granted to two Climate Control Business
      employees

================================================================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: August 08, 2007